Feasibility Agreements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Sep. 30, 2013	Jan. 31, 2015
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenue recognized	$ 188,000	$ 312,000	$ 312,000
Accounts receivable	352,000	329,000	329,000	250,000
Deferred revenue	250,000	188,000	188,000	250,000
Feasibility Agreement [Member] | Biopharmaceutical [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum revenue that could be recognized						500,000
Revenue recognized		250,000		0
Accounts receivable				250,000
Deferred revenue				250,000
Non-Refundable revenue		250,000	250,000
Feasibility Agreement [Member] | Biotechnology [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum revenue that could be recognized					450,000
Revenue recognized	250,000		63,000
Accounts receivable	250,000	250,000	250,000
Deferred revenue	250,000	187,000	187,000
Revenue recognized					700,000
Non-Refundable revenue					250,000
Non-contingent revenue	250,000		250,000
Milestone payment due							250,000
Feasibility Agreement [Member] | Biotechnology [Member] | Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment due							$ 250,000